Balance Sheet Components (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	September 30, 2020	December 31, 2019
Prepaid expenses	$8,188	$6,476
Other current assets	1,028	1,370

Total	$9,216	$7,846

Prepaid expenses and other current assets consist of the following (in thousands):

	December 31, 2018	December 31, 2019
Prepaid expenses	$3,375	$6,476
Other current assets	604	1,370

Total	$3,979	$7,846

Summary of Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	September 30, 2020	December 31, 2019
Computers and software	$13,790	$13,913
Building and leasehold improvements	9,458	9,491
Laboratory equipment	7,254	5,580
Furniture, fixtures, and office equipment	1,686	1,633
Construction in progress	1,891	1,493
Land	1,091	1,091

Total property and equipment	35,170	33,201
Less accumulated depreciation and amortization	(19,082)	(17,310)

Property and equipment, net	$16,088	$15,891

Property and equipment, net consists of the following (in thousands):

	December 31, 2018	December 31, 2019
Computers and software	$12,659	$13,913
Building and leasehold improvements	9,198	9,491
Laboratory equipment	4,324	5,580
Furniture, fixtures, and office equipment	1,422	1,633
Construction in progress	761	1,493
Land	1,091	1,091

Total property and equipment	29,455	33,201
Less accumulated depreciation and amortization	(14,116)	(17,310)

Property and equipment, net	$15,339	$15,891

Summary of Capital Leases Included in Property and Equipment, Net

Capital leases included in property and equipment, net consisted of the following (in thousands):

	September 30, 2020	December 31, 2019
Capital leases	$2,467	$3,692
Less accumulated depreciation and amortization	(1,835)	(2,239)

Capital leases included in property and equipment, net	$632	$1,453

Capital leases included in property and equipment, net consist of the following (in thousands):

	December 31, 2018	December 31, 2019
Capital leases	$5,114	$3,692
Less accumulated depreciation and amortization	(2,589)	(2,239)

Property and equipment, net	$2,525	$1,453

Summary of Intangible Assets, Net

Intangible assets, net consisted of the following (in thousands):

September 30, 2020	Cost	Accumulated amortization	Net
Payor relationships	$7,230	$(3,856)	$3,374
Trade names	1,410	(752)	658
Noncompete agreements	384	(341)	43

Intangible assets, net	$9,024	$(4,949)	$4,075

December 31, 2019	Cost	Accumulated amortization	Net
Payor relationships	$7,230	$(3,314)	$3,916
Trade names	1,410	(646)	764
Noncompete agreements	384	(293)	91

Intangible assets, net	$9,024	$(4,253)	$4,771

Intangible assets, net consist of the following (in thousands):

	December 31, 2018
	Cost	Accumulated amortization	Net
Payor relationships	$7,230	$(2,590)	$4,640
Trade names	1,410	(505)	905
Noncompete agreements	384	(230)	154

Intangible assets, net	$9,024	$(3,325)	$5,699

	December 31, 2019
	Cost	Accumulated amortization	Net
Payor relationships	$7,230	$(3,314)	$3,916
Trade names	1,410	(646)	764
Noncompete agreements	384	(293)	91

Intangible assets, net	$9,024	$(4,253)	$4,771

Summary of Future Amortization of Intangible Assets

The future amortization of intangible assets at September 30, 2020 was (in thousands):

Year ending December 31,
Remainder of 2020	$232
2021	891
2022	864
2023	864
2024	864
Thereafter	360

Total future minimum lease payments	$4,075

The future amortization of intangible assets at December 31, 2019 is (in thousands):

Year Ending December 31,
2020	$928
2021	891
2022	864
2023	864
Thereafter	1,224

Total future minimum amortization	$4,771

Summary of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	September 30, 2020	December 31, 2019
Accrual for reimbursement claims and settlements, current	$47,937	$60,386
Commission and bonus	8,283	6,357
Vacation and payroll benefits	7,339	5,506
Accrued professional services	3,092	5,322
Contract liabilities	544	—
Other	3,818	6,044

Total	$71,013	$83,615

Accrued expenses and other current liabilities consist of the following (in thousands):

	December 31, 2018	December 31, 2019
Accrual for reimbursement claims and settlements	$46,405	$60,386
Commissions and bonus	6,628	6,357
Vacation and payroll benefits	4,840	5,506
Accrued professional services	3,146	5,322
Other	4,774	6,044

Total	$65,793	$83,615

Summary of Other Long-term Liabilities

Other long-term liabilities consisted of the following (in thousands):

	September 30, 2020	December 31, 2019
Accrual for reimbursement claims and settlements, net of current portion	$18,066	$12,205
Other	2,022	654

Total	$20,088	$12,859

Other long-term liabilities consist of the following (in thousands):

	December 31, 2018	December 31, 2019
Accrual for reimbursement claims and settlements—long term	$3,000	$12,205
Other	800	654

Total	$3,800	$12,859